IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT OF ASSETS	IMPAIRMENT OF ASSETS
Property and equipment and intangible assets are tested regularly for impairment. The Company assesses, at the end of each reporting period, whether any indicators exist that an asset may be impaired (i.e., asset becoming idle, damaged or no longer in use). If there are such indicators, the Company estimates the recoverable amount of the asset. Impairment losses of continuing operations are recognized in the income statement in a separate line item.
Goodwill is tested for impairment annually (at September 30) or when circumstances indicate the carrying value may be impaired. Refer to Note 15—Intangible assets of these consolidated financial statements for an overview of the carrying value of goodwill per cash-generating unit (“CGU”). The Company’s impairment test is primarily based on fair value less cost of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management. The Company considers the relationship between its market capitalization and its book value, as well as its weighted average cost of capital and the quarterly financial performances of each CGU when reviewing for indicators of impairment in interim periods.
The Russia CGU was classified as Assets Held for Sale and Discontinued Operations in 2022. For details regarding the sale completed in 2023, and the impairment assessment for the CGU including impairment charges recorded related to Russia CGU, refer to Note 12—Held for sale and discontinued operations of these consolidated financial statements.
Impairment losses/(reversals), net in 2025

	Property and equipment	Total impairment / (reversal)
2025
Ukraine	7	7
Other*	2	2
	9	9
* This includes impairment on telecommunication equipment in Pakistan
The Company performed annual impairment testing of goodwill and non-goodwill CGUs as of September 30, 2025 and subsequently assessed for indicators of impairment as of December 31, 2025.
During 2025, the Company acquired Uklon, refer to Note 11—Significant transactions for details, and it was concluded to be a new CGU and hence was independently assessed for impairment.
The Bangladesh CGU is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, within this CGU, impairment was previously booked and subsequently reversed. We therefore performed full valuation exercise for this CGU. Based on the assessment performed, we concluded that no impairment nor reversal was identified for any CGU.
Impairment losses/(reversals), net in 2024

	Property and equipment	Total impairment / (reversal)
2024
Ukraine	3	3
	3	3

The Company performed annual impairment testing of goodwill and non-goodwill CGUs as of September 30, 2024 and subsequently assessed for indicators of impairment as of December 31, 2024.
The Bangladesh CGU is a non-goodwill CGU and therefore not subject to mandatory annual impairment testing. However, the CGU has limited headroom following the reversal of impairment in 2022 and is continuously monitored. We therefore performed valuation sensitivity tests to assess if a further impairment or reversal of impairment was required. Based on the assessment performed, we concluded that no impairment nor reversal was identified for any CGU.
Impairment losses/(reversals), net in 2023

	Property and equipment	Total impairment / (reversal)
2023
Ukraine	1	1
Other*	(7)	(7)
	(6)	(6)
* This includes net impairment reversals on telecommunication equipment in Kazakhstan
The Company performed annual impairment testing of goodwill and non-goodwill CGUs as of September 30, 2023 and subsequently assessed for indicators of impairment as of December 31, 2023.
The Bangladesh CGU has limited headroom following the reversal of impairment in 2022 and is continuously monitored. Our assessment also considered the impact of the cyber-attack in December 2023 on our Ukrainian subsidiary, Kyivstar and the sale of the Bangladesh towers also in December 2023 and concluded that no impairment nor reversal of impairment was identified for any CGU.
KEY ASSUMPTIONS
The recoverable amounts of CGUs have been determined based on fair value less costs of disposal calculations, using cash flow projections from business plans prepared by management.
The Company bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Company’s CGUs. These budgets and forecast calculations are prepared for a period of five years. A long-term growth rate is applied to projected future cash flows after the fifth year.
The tables below show key assumptions used in fair value less costs of disposal calculations for CGUs with material goodwill or those CGUs for which an impairment loss or an impairment reversal has been recorded.
Discount rates
Discount rates are initially based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole. International Fisher effect is than applied, using long-term U.S. and local inflation forecast, to compute final discount rate in functional currency.
The equity market risk premium is sourced from independent market analysts. The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”). The country risk premium is based on an average default spread derived from sovereign credit ratings published by main credit rating agencies for a given CGU. The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group. The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the applicable country’s risk premium.
For 2025 and onwards, recoverable amounts computation for each CGU, a separate discount rate was computed for each of the five forecasted years along with one for projected future cash flows after the fifth year. The computation of discount rate per year is similar to what is mentioned above with the only difference being yearly inflation rate (both for U.S. and local country as per the IMF) used in international fisher effect application. While using a single long-term inflation was a straightforward approach, it assumed a stable inflation environment and did not account for short-term volatility which was increasingly observed in markets in which t operates. This revised approach allows near term cashflows (which may be exposed to higher inflation volatility) are discounted at rates that reflect their actual risk profile while longer term cashflows gradually converge to a more stable inflation in terminal year.
Discount rate applied to long-term cash flows (which are contributing the most to recoverable amount) are presented in table below:

	Discount rate (local currency)
	2025	2024	2023

Pakistan	17.7%	16.9%	19.6%
Bangladesh	14.6%	12.9%	13.9%
Kazakhstan	13.3%	11.4%	12.9%
Uzbekistan	13.7%	12.8%	14.7%
Ukraine	19.1%	17.7%	20.8%
Uklon	21.0%	—%	—%

Revenue growth rates
The revenue growth rates during the forecast period vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Long-term growth rate in perpetuity applied to each CGU was reassessed in 2025. With the Company’s ongoing transformation to a digital operator, change was needed to align long-term assumptions with changing macroeconomic fundamentals and industry practice. Previously the focus was on core telecommunication, meaning the business offered more commodity services but now as the business shifts more towards inflation indexed pricing and value-added digital revenue streams, long-term growth expectations needed to be changed from commodity pricing and to be moved to underlying growth expectations. As a result, growth rates for terminal year was linked to long-term inflation for each country which in addition to being an externally observable benchmark, better reflects economic reality.

	Average annual revenue growth rate during forecast period *			Terminal growth rate
	2025	2024	2023	2025	2024	2023

Pakistan	15.4%	15.7%	16.5%	6.5%	4.0%	4.0%
Bangladesh	16.2%	11.9%	12.9%	5.5%	3.5%	3.5%
Kazakhstan	15.1%	10.4%	13.2%	5.9%	1.0%	1.0%
Uzbekistan	11.8%	17.9%	22.3%	5.0%	2.5%	2.5%
Ukraine	10.3%	9.8%	8.8%	5.0%	1.0%	1.0%
Uklon	13.5%	—%	—%	5.0%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.
Operating margin
For estimation of operating margins, the company moved to post-IFRS 16 basis in year 2025 by taking account of respective changes which primarily involved removing lease expenses (rentals) from its books and booking relevant depreciation and interest expense. This results in higher EBITDA and in isolations leads to higher recoverable amount. In order to maintain consistency, approach to CAPEX was also reassessed to include IFRS 16 impacts (which is discussed in more detail in next section—CAPEX). For terminal period, a normalized post IFRS 16 EBITDA was determined which reflected expected sustainable margins in the long-term. The forecasted operating margin is based on the budget and forecast calculations and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation, among others. Segment information in Note 2 is post-IFRS 16.

	Average operating margin during the forecast period *			Terminal period operating margin
	2025	2024	2023	2025	2024	2023

Pakistan	43.7%	39.6%	43.6%	44.9%	40.0%	40.0%
Bangladesh	45.7%	28.9%	30.7%	49.4%	33.5%	33.5%
Kazakhstan	46.5%	46.0%	49.5%	47.0%	45.0%	45.0%
Uzbekistan	39.3%	36.5%	40.0%	40.0%	40.0%	40.0%
Ukraine	51.1%	52.4%	51.8%	50.5%	50.0%	50.0%
Uklon	42.5%	—%	—%	45.7%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.
CAPEX
CAPEX is defined as purchases of property and equipment and intangible assets excluding licenses, goodwill and right-of-use assets. The cash flow forecasts for capital expenditures are based on the budget and forecast calculations and include the network roll-outs plans and license requirements.
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost related to spectrum and license payments is assumed.
As the company moved to post IFRS 16 this year, to ensure integrity of recoverable value assessment, right of use CAPEX was included in calculations. This partially knocks off the impact in recoverable amount computation coming from a higher operating margin. Additionally under post IFRS 16 framework, right of use assets are included as part of carrying value computation (which is consistent with their classification as operating assets under IAS 36) and further reduces the upside coming from higher operating margin, but lease liabilities are treated as financing obligations and excluded from carrying value computation. In isolation, this increases carrying value per CGU.

	Average CAPEX as a percentage of revenue during the forecast period *			Terminal period* CAPEX as a percentage of revenue
	2025	2024	2023	2025	2024	2023

Pakistan	11.2%	11.5%	11.3%	14.0%	14.0%	14.0%
Bangladesh	13.3%	13.7%	17.6%	17.0%	17.0%	17.0%
Kazakhstan	17.4%	16.1%	16.0%	17.5%	17.5%	17.5%
Uzbekistan	22.1%	19.7%	22.1%	20.0%	20.0%	20.0%
Ukraine	23.0%	21.5%	19.1%	20.0%	20.0%	20.0%
Uklon	3.7%	—%	—%	3.2%	—%	—%

* The forecast period is the explicit forecast period of five years: for 2025 being 2026-2030 with terminal period in 2031; for comparative period 2024 being 2025-2029 with terminal period in 2030; for comparative period 2023 being 2024-2028 and terminal period in 2029.
SOURCE OF ESTIMATION UNCERTAINTY
The Group has significant investments in property and equipment, intangible assets, and goodwill.
Estimating recoverable amounts of assets and CGUs must, in part, be based on management’s evaluations, including the determination of the appropriate CGUs, the relevant discount rate, estimation of future performance, the revenue-generating capacity of assets, timing and amount of future purchases of property, equipment, licenses and spectrum, assumptions of future market conditions and the long-term growth rate into perpetuity (terminal value). In doing this, management needs to assume a market participant perspective. Changing the assumptions selected by management, in particular, the discount rate, capex intensity, operating margin and growth rate assumptions used to estimate the recoverable amounts of assets, could significantly impact the Group’s impairment evaluation and hence results.
A significant part of the Group’s operations is in countries with frontier markets. The political and economic situation in these countries may change rapidly and recession may potentially have a significant impact on these countries. On-going recessionary effects in the world economy, including geopolitical situations and increased macroeconomic risks impact our assessment of cash flow forecasts and the discount rates applied.
There are significant variations between different markets with respect to growth, mobile penetration, ARPU, market share and similar parameters, resulting in differences in operating margins. The future development of operating margins is important in the Group’s impairment assessments.